AAM Sawgrass U.S. Large Cap Quality Growth ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Communication Services - 9.5%
Alphabet, Inc. - Class A	526	$ 187,324
Meta Platforms, Inc. - Class A	110	61,238
Walt Disney Co.	245	23,567
		272,129

Consumer Discretionary - 6.9%
Amazon.com, Inc. (a)	174	47,255
AutoZone, Inc. (a)	21	63,341
Home Depot, Inc.	93	30,872
McDonald's Corp.	122	33,018
O'Reilly Automotive, Inc. (a)	285	25,465
		199,951

Consumer Staples - 5.7%
Casey's General Stores, Inc.	68	59,228
Keurig Dr Pepper, Inc.	2,273	70,736
Procter & Gamble Co.	236	34,099
		164,063

Financials - 8.5%
Cboe Global Markets, Inc.	231	71,663
CME Group, Inc.	252	67,483
S&P Global, Inc.	43	17,713
Visa, Inc. - Class A	243	88,970
		245,829

Health Care - 13.6%
Eli Lilly & Co.	76	87,312
Exelixis, Inc. (a)	1,934	102,560
Incyte Corp. (a)	792	94,660
Stryker Corp.	98	31,918
United Therapeutics Corp. (a)	148	76,621
		393,071

Industrials - 9.2%
AMETEK, Inc.	217	52,451
Emerson Electric Co.	199	29,814
HEICO Corp.	126	44,902
Hubbell, Inc.	60	28,353
ITT, Inc.	144	28,221
TransDigm Group, Inc.	20	25,088
Union Pacific Corp.	194	56,673
		265,502

Information Technology - 44.4% (b)
Advanced Micro Devices, Inc. (a)	213	101,420
Amphenol Corp. - Class A	298	47,889
Apple, Inc.	610	188,435
Applied Materials, Inc.	141	71,581
Arista Networks, Inc. (a)	287	51,760
Autodesk, Inc. (a)	167	39,111

Broadcom, Inc.	314		122,234
Cadence Design Systems, Inc. (a)	140		47,603
Fortinet, Inc. (a)	364		58,950
KLA Corp.	340		62,159
Micron Technology, Inc.	72		59,258
Microsoft Corp.	286		132,910
NVIDIA Corp.	977		196,133
QUALCOMM, Inc.	231		34,098
VeriSign, Inc.	229		66,415
			1,279,956
TOTAL COMMON STOCKS (Cost $2,349,108)			2,820,501

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.65% (c)	62,846		62,846
TOTAL MONEY MARKET FUNDS (Cost $62,846)			62,846

TOTAL INVESTMENTS - 100.0% (Cost $2,411,954)			2,883,347
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00024)	(704)
TOTAL NET ASSETS - 100.0%			$ 2,882,643

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

AAM Sawgrass U.S. Large Cap Quality Growth ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,820,501	$ –	$ –	$ 2,820,501
Money Market Funds	62,846	–	–	62,846
Total Investments	$ 2,883,347	$ –	$ –	$ 2,883,347

Refer to the Schedule of Investments for further disaggregation of investment categories.